INVESTMENTS (Schedule of Investments Categorized by Investment Class) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cost method and equity method investments
Impairment loss on equity investment	$ (3,211)	¥ (22,353)	¥ (149,896)	¥ (28,781)
Loss from equity method investments	(1,528)	(10,639)	(15,025)	(2,128)
Carrying amount of equity method investments	15,200		125,018	280,836	¥ 105,825
Equity investments at fair value without readily determinable fair value Aggregated Cost	10,498		72,624	69,504	73,082
Carrying amount of equity investments at fair value without readily determinable fair value	6,770		69,357	66,237	47,129
Equity Method Investments [Member]
Cost method and equity method investments
Cost of equity method investments	46,860		327,319	310,986	326,228
Impairment loss on equity investment	(26,921)	(187,412)	(184,377)	(27,893)
Loss from equity method investments	(4,739)	(32,991)	(17,924)	(2,257)
Carrying amount of equity method investments	15,200		125,018	280,836	105,825
Equity Method Investments Fair Value [Member]
Cost method and equity method investments
Equity investments at fair value without readily determinable fair value Aggregated Cost	10,498		72,624	69,504	73,082
Impairment on equity investments at fair value without readily determinable fair value	(3,728)	(25,953)	(3,267)	(3,267)
Carrying amount of equity investments at fair value without readily determinable fair value	6,770		69,357	66,237	47,129
Privately Held Entities [Member] | Equity Method Investments [Member]
Cost method and equity method investments
Cost of equity method investments	1,293		9,000	0	9,000
Privately Held Entities [Member] | Equity Method Investments Fair Value [Member]
Cost method and equity method investments
Equity investments at fair value without readily determinable fair value Aggregated Cost	7,269		49,990	47,214	50,603
Limited partnership [Member]
Cost method and equity method investments
Loss from equity method investments	1,528	¥ 10,639	15,025	2,128
Limited partnership [Member] | Equity Method Investments [Member]
Cost method and equity method investments
Cost of equity method investments	2,066		20,381	27,331	14,385
Limited partnership [Member] | Equity Method Investments Fair Value [Member]
Cost method and equity method investments
Equity investments at fair value without readily determinable fair value Aggregated Cost	3,229		22,634	22,290	22,479
Listed Company [Member] | Equity Method Investments [Member]
Cost method and equity method investments
Cost of equity method investments	$ 43,501		¥ 297,938	¥ 283,655	¥ 302,843